STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details) - 12 months ended Dec. 31, 2016	$ / shares shares	$ / shares CAD / shares shares	CAD / shares shares
Options Outstanding
Number of Options | shares	1,315,623	1,315,623	1,315,623
Weighted Average Remaining Option Life	2 years 10 months 24 days	2 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 14.61	$ 14.61	CAD 19.65
Options Exercisable
Number Of options Exercisable (in shares) | shares	494,938	494,938	494,938
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 15.52	$ 15.52	CAD 20.86
Range of exercise prices $5.58 - $10.44 U.S.
Options Outstanding
Number of Options | shares	405,070	405,070	405,070
Weighted Average Remaining Option Life	3 years	3 years
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 9.60	$ 9.60
Options Exercisable
Number Of options Exercisable (in shares) | shares	117,304	117,304	117,304
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 8.09	$ 8.09
Exercise price, low end of range (in dollars per share) | $ / shares	5.58
Exercise price, high end of range (in dollars per share) | $ / shares	$ 10.44
Range of exercise prices $7.50 - $14.04 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 12.90
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 10.88
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 7.50
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 14.04
Range of exercise prices $10.45 - $10.78 U.S.
Options Outstanding
Number of Options | shares	282,056	282,056	282,056
Weighted Average Remaining Option Life	4 years 1 month 6 days	4 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 10.62	$ 10.62
Options Exercisable
Number Of options Exercisable (in shares) | shares	0	0	0
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.00	$ 0.00
Exercise price, low end of range (in dollars per share) | $ / shares	10.45
Exercise price, high end of range (in dollars per share) | $ / shares	$ 10.78
Range of exercise prices $14.05 - $14.49 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 14.28
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 0.00
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 14.05
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 14.49
Range of exercise prices $10.79 - $17.28 U.S.
Options Outstanding
Number of Options | shares	317,293	317,293	317,293
Weighted Average Remaining Option Life	1 year 9 months 18 days	1 year 9 months 18 days
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 13.22	$ 13.22
Options Exercisable
Number Of options Exercisable (in shares) | shares	232,286	232,286	232,286
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 12.57	$ 12.57
Exercise price, low end of range (in dollars per share) | $ / shares	10.79
Exercise price, high end of range (in dollars per share) | $ / shares	$ 17.28
Range of exercise prices $14.50 - $23.23 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 17.77
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 16.90
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 14.50
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 23.23
Range of exercise prices $17.29 - $33.60 U.S.
Options Outstanding
Number of Options | shares	311,204	311,204	311,204
Weighted Average Remaining Option Life	2 years 10 months 24 days	2 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 26.19	$ 26.19
Options Exercisable
Number Of options Exercisable (in shares) | shares	145,348	145,348	145,348
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 26.22	$ 26.22
Exercise price, low end of range (in dollars per share) | $ / shares	17.29
Exercise price, high end of range (in dollars per share) | $ / shares	$ 33.60
Range of exercise prices $23.24 - $45.17 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 35.21
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 35.25
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 23.24
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 45.17